Income Taxes - Components of Income Tax (Provision) Benefit (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense:
Current income tax expense	$ 262
Deferred tax benefit (expense):
Deferred tax benefit	6,507
Income tax expense	6,769
Luxembourg
Current income tax expense:
Current income tax expense	292
Deferred tax benefit (expense):
Deferred tax benefit	6,454
United States
Current income tax expense:
Current income tax expense	(90)
Deferred tax benefit (expense):
Deferred tax benefit	(15)
Other Jurisdictions
Current income tax expense:
Current income tax expense	60
Deferred tax benefit (expense):
Deferred tax benefit	$ 68
Predecessor
Current income tax expense:
Current income tax expense		$ (1,795)	$ (5,454)	$ (6,613)
Deferred tax benefit (expense):
Deferred tax benefit		4,103	(7,409)	(15,494)
Income tax expense		2,308	(12,863)	(22,107)
Predecessor | Luxembourg
Current income tax expense:
Current income tax expense		(866)	(2,287)	53
Deferred tax benefit (expense):
Deferred tax benefit		6,924	321	(2,893)
Predecessor | United States
Current income tax expense:
Current income tax expense		(641)	(3,202)	(1,874)
Deferred tax benefit (expense):
Deferred tax benefit		(1,902)	(6,145)	(448)
Predecessor | Other Jurisdictions
Current income tax expense:
Current income tax expense		(288)	35	(4,792)
Deferred tax benefit (expense):
Deferred tax benefit		$ (919)	$ (1,585)	$ (12,153)